Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 59,794,661	$ 82,249,571	$ 68,600,378
Real-Time Engagement Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	21,129,793	13,065,501	14,841,071
SMS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	12,894,028	17,085,803	16,429,769
CDN services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues		2,773,165
SaaS/PaaS Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	34,023,821	32,924,469	31,270,840
Customized Platform Development Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	2,685,800	10,460,478	10,284,571
Software License And Other Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	3,383,772	5,226,520	1,912,252
Cloud Related Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	6,069,572	15,686,998	12,196,823
AI Solution Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	19,701,268	33,638,104	25,132,715
Transferred over time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	32,370,145	31,910,013	27,955,419
Transferred at a point in time [Member] | Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	6,069,572	14,797,126	11,956,134
Transferred at a point in time [Member] | Product [Member[
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 21,354,944	$ 35,542,432	$ 28,688,825